LONG-TERM DEBT (Details 3) - EUR (€) € in Millions	Dec. 31, 2016	Dec. 31, 2015
NBG Pangaea REIC
Summary Of Outstanding Other Debt Details Textual [Line Items]
Variable rate borrowings	€ 113	€ 106
Variable rate borrowings in Eur	113	106
Stopanska Banka
Summary Of Outstanding Other Debt Details Textual [Line Items]
Fixed rate borrowings	9	12
Fixed rate in Eur	7	10
Fixed rate in MKD	2	2
Variable rate borrowings	2	2
Variable rate borrowings in MKD	2	2
Vojvodjanska Banka
Summary Of Outstanding Other Debt Details Textual [Line Items]
Variable rate borrowings	10	2
Variable rate borrowings in Eur	€ 10	€ 2